COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Mar. 06, 2023	Nov. 02, 2021	Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Bank guarantees			$ 3,759
Guarantees in favor of lease			$ 549
Damages claimed by Netonomy Ltd		$ 834
Litigation settlement, paid to two founders	$ 260